Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 71,398	$ 86,338
Other Long-Term Liabilities	(89,778)	(51,914)
Fair Value, Concentration of Credit Risk, Master Netting Arrangements [Member]
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross asset	100
Derivative liability, fair value, gross liability	104,800
Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		0
Other Non-Current Assets		0
Accrued Liabilities and Other (1)		0
Accrued Liabilities and Other (2)		(86)
Other Long-Term Liabilities		0
Derivative
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	53	932
Other Non-Current Assets	0	1,916
Accrued Liabilities and Other (1)	(4,744)	(3,417)
Accrued Liabilities and Other (2)	(36,375)	(39,263)
Other Long-Term Liabilities	(89,778)	(51,914)
Derivative | Derivatives designated as a cash flow hedge | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	0
Accrued Liabilities and Other (1)	(63)	(13)
Accrued Liabilities and Other (2)	(3,085)	(836)
Other Long-Term Liabilities	(11,453)	(3,475)
Derivative | Derivatives not designated as a cash flow hedge | Interest rate swap agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	932
Other Non-Current Assets	0	1,916
Accrued Liabilities and Other (1)	(3,809)	(2,948)
Accrued Liabilities and Other (2)	(27,130)	(15,478)
Other Long-Term Liabilities	(39,013)	(29,452)
Derivative | Derivatives not designated as a cash flow hedge | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	53
Other Non-Current Assets	0
Accrued Liabilities and Other (1)	0
Accrued Liabilities and Other (2)	0
Other Long-Term Liabilities	0
Derivative | Derivatives not designated as a cash flow hedge | Foreign Exchange Forward [Member]
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other		0
Other Non-Current Assets		0
Accrued Liabilities and Other (1)		0
Accrued Liabilities and Other (2)		(202)
Other Long-Term Liabilities		0
Derivative | Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	0	0
Accrued Liabilities and Other (1)	(872)	(456)
Accrued Liabilities and Other (2)	(5,995)	(22,661)
Other Long-Term Liabilities	(39,312)	$ (18,987)
Derivative | Derivatives not designated as a cash flow hedge | Forward freight agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0
Other Non-Current Assets	0
Accrued Liabilities and Other (1)	0
Accrued Liabilities and Other (2)	(165)
Other Long-Term Liabilities	0
Swap
Derivatives, Fair Value [Line Items]
Restricted Cash and Cash Equivalents	$ 23,300